UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21137
Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
March 31, 2007

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 81.2% (56.2% of Total Investments)

	Automobiles – 0.0%

4,300	DaimlerChrysler, Series DCX (CORTS)	7.500%		A3	$105,608
3,400	DaimlerChrysler AG (CORTS)	7.875%		Baa1	84,966

	Total Automobiles				190,574

	Capital Markets – 4.5%

68,324	Bear Stearns Capital Trust III	7.800%		A2	1,753,194
19,200	BNY Capital Trust IV, Series E	6.875%		Aa3	486,336
45,288	BNY Capital Trust V, Series F	5.950%		Aa3	1,125,860
399,525	Compass Capital Trust III	7.350%		A3	10,000,111
28,800	CSFB USA, Series 2002-10 (SATURNS)	7.000%		AA-	730,656
8,300	Goldman Sachs Capital I (CORTS)	6.000%		A1	200,611
6,500	Goldman Sachs Capital I, Series A (CORTS)	6.000%		A1	158,470
3,500	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%		Aa3	81,375
16,500	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%		A1	396,990
4,600	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%		A1	110,676
16,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A1	397,155
7,900	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A1	189,284
7,100	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		AA-	167,134
4,300	Goldman Sachs Group Inc. (SATURNS)	5.750%		AA-	101,437
224,900	Lehman Brothers Holdings Capital Trust III, Series K	6.375%		A2	5,622,500
103,600	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%		A2	2,600,360
56,200	Lehman Brothers Holdings Capital Trust V, Series M	6.000%		A2	1,391,512
219,500	Merrill Lynch Preferred Capital Trust III	7.000%		A1	5,555,545
142,300	Merrill Lynch Preferred Capital Trust IV	7.120%		A1	3,622,958
243,200	Merrill Lynch Preferred Capital Trust V	7.280%		A1	6,291,584
55,200	Morgan Stanley (PPLUS)	7.050%		Aa3	1,390,488
168,008	Morgan Stanley Capital Trust II	7.250%		A1	4,274,124
404,864	Morgan Stanley Capital Trust III	6.250%		A1	10,077,065
269,397	Morgan Stanley Capital Trust IV	6.250%		A1	6,683,740
498,200	Morgan Stanley Capital Trust VI	6.600%		A1	12,808,722
124,897	Morgan Stanley Capital Trust VII	6.600%		A1	3,161,143
3,700	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)	7.650%		Baa1	94,942

	Total Capital Markets				79,473,972

	Commercial Banks – 11.1%

119,000	ABN AMRO Capital Fund Trust V	5.900%		Aa3	2,913,120
7,000	ABN AMRO Capital Trust Fund VII	6.080%		Aa3	176,120
160,760	ASBC Capital I	7.625%		A3	4,043,114
141,300	BAC Capital Trust X	6.250%		Aa2	3,539,565
21,695	Banco Santander, 144A	6.800%		A+	549,155
245,856	Banco Santander	6.410%		A2	6,259,494
17,900	BancorpSouth Capital Trust I	8.150%		Baa1	450,901
731,000	Banesto Holdings, Series A, 144A	10.500%		A2	22,112,750
204,700	Bank One Capital Trust VI	7.200%		Aa3	5,207,568
67,200	BankNorth Capital Trust II	8.000%		A1	1,690,080
27,412	Barclays Bank PLC, (3)	6.625%		Aa3	727,789
605,600	Capital One Capital II Corporation	7.500%		Baa1	15,953,805
122,800	Chittenden Capital Trust I	8.000%		A3	3,083,508
480,800	Citizens Funding Trust I	7.500%		Baa1	12,455,749
225,500	Cobank ABC, 144A, (3)	7.000%		N/R	11,629,035
374,795	HSBC Finance Corporation	6.875%		AA-	9,549,777
43,000	KeyCorp Capital Trust IX	6.750%		A3	1,088,438
8,667	KeyCorp Capital Trust V	5.875%		A3	209,828
59,862	KeyCorp Capital VIII	7.000%		A3	1,552,671
1,054,700	National City Capital Trust II	6.625%		A2	26,499,338
5,000	National Westminster Bank PLC	7.760%		Aa3	127,000
289,600	PFGI Capital Corporation	7.750%		A-	7,592,964
4,100	PNC Capital Trust	6.125%		A2	101,106
596,876	Royal Bank of Scotland Group PLC, Series N	6.350%		A1	15,256,151
11,171	USB Capital Trust VI	5.750%		Aa3	265,870
522,050	USB Capital Trust XI	6.600%		Aa3	13,280,952
92,300	VNB Capital Trust I	7.750%		A3	2,349,958
309,000	Wells Fargo Capital Trust V	7.000%		Aa2	7,820,790
41,100	Wells Fargo Capital Trust VI	6.950%		Aa2	1,025,856
45,975	Wells Fargo Capital Trust VII	5.850%		Aa2	1,126,388
578,650	Zions Capital Trust B	8.000%		A3	14,726,643

	Total Commercial Banks				193,365,483

	Computers & Peripherals – 0.0%

4,900	IBM Corporation, Class A (CORTS)	5.625%		A+	116,081
11,700	IBM Inc., Trust Certificates, Series 2001-2	7.100%		A+	299,169
1,200	IBM Trust VI (CORTS)	6.375%		A+	30,252

	Total Computers & Peripherals				445,502

	Consumer Finance – 0.0%

24,350	SLM Corporation	6.000%		A	592,192

	Diversified Financial Services – 10.0%

492,160	BAC Capital Trust XII	6.875%		Aa3	12,842,915
40,900	CIT Group Incorporated (CORTS)	7.750%		A3	1,069,944
586,725	Citigroup Capital Trust VIII	6.950%		Aa2	14,762,001
187,675	Citigroup Capital XIV	6.875%		Aa2	4,903,948
847,588	Citigroup Capital XV	6.500%		Aa3	21,454,571
29,000	Citigroup Capital XVI	6.450%		Aa2	727,030
28,000	Citigroup Capital XVII	6.350%		Aa2	700,070
12,000	Citigroup, Series CIT (CORTS)	6.750%		A3	301,920
1,264,700	Deutsche Bank Capital Funding Trust VIII	6.375%		A	32,961,244
145,762	General Electric Capital Corporation	6.450%		AAA	3,820,422
1,523,600	ING Group N.V.	7.200%		A1	38,775,620
1,445,555	ING Group N.V.	7.050%		A	36,601,453
2,700	ING Group N.V.	6.200%		A1	68,175
4,900	ING Group N.V.	6.125%		A1	123,284
250,300	Merrill Lynch Capital Trust I	6.450%		A1	6,315,695

	Total Diversified Financial Services				175,428,292

	Diversified Telecommunication Services – 0.6%

116,999	AT&T Inc.	7.000%		A	2,971,775
87,100	AT&T Inc.	6.375%		A	2,193,831
17,500	BellSouth Capital Funding (CORTS)	7.100%		A	440,235
43,200	BellSouth Corporation (CORTS)	7.000%		Aa3	1,074,600
28,800	Verizon Communications (CORTS)	7.625%		A	741,456
7,600	Verizon Communications (CORTS)	7.375%		A	194,712
71,800	Verizon Global Funding Corporation (SATURNS)	7.500%		A	1,845,978
22,100	Verizon New England Inc., Series B	7.000%		A3	558,025

	Total Diversified Telecommunication Services				10,020,612

	Electric Utilities – 3.2%

2,800	Consolidated Edison, Inc.	7.250%		A2	70,476
27,400	DTE Energy Trust I	7.800%		Baa3	697,330
4,200	Entergy Arkansas Inc.	6.700%		AAA	106,008
57,650	Entergy Louisiana LLC	7.600%		A-	1,449,898
1,299,100	Entergy Mississippi Inc.	7.250%		A-	33,049,104
108,392	FPL Group Capital Inc.	6.600%		A3	2,785,674
12,700	Georgia Power Capital Trust V	7.125%		A3	318,897
30,200	National Rural Utilities Cooperative Finance Corporation	7.400%		A3	768,590
7,700	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	188,958
25,600	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	605,696
336,800	PPL Energy Supply LLC	7.000%		BBB	8,788,392
265,500	Virginia Power Capital Trust	7.375%		Baa2	6,783,525

	Total Electric Utilities				55,612,548

	Food Products – 0.3%

56,900	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	5,937,162

	Household Durables – 0.7%

489,240	Pulte Homes Inc.	7.375%		BBB	12,383,888

	Industrial Conglomerates – 0.0%

9,200	General Electric Company, Series GE (CORTS)	6.800%		AAA	231,840

	Insurance – 17.9%

1,214,900	Ace Ltd., Series C	7.800%		Baa2	31,210,781
73,618	Aegon N.V.	6.875%		A-	1,942,043
2,334,600	Aegon N.V., (3)	6.375%		A-	60,279,370
20,933	AMBAC Financial Group Inc.	5.950%		AA	511,812
8,400	Arch Capital Group Limited, Series B	7.785%		Baa3	220,416
989,383	Arch Capital Group Limited	8.000%		Baa3	26,545,146
479,357	Delphi Financial Group, Inc.	8.000%		BBB	12,439,314
1,702,521	EverestRe Group Limited	7.850%		Baa1	43,482,384
65,000	Financial Security Assurance Holdings	6.875%		AA	1,634,750
709,500	Financial Security Assurance Holdings	6.250%		AA	17,694,930
54,300	Lincoln National Capital Trust VI	6.750%		A-	1,379,220
13,400	Lincoln National Corporation	6.750%		A-	346,390
531,300	Markel Corporation	7.500%		BBB-	13,781,922
646,620	PartnerRe Limited, Series C	6.750%		BBB+	16,333,621
27,400	PartnerRe Limited, Series D	6.500%		BBB+	688,562
109,000	PLC Capital Trust III	7.500%		BBB+	2,755,520
455,340	PLC Capital Trust IV	7.250%		BBB+	11,447,248
22,200	PLC Capital Trust V	6.125%		BBB+	537,462
122,700	Protective Life Corporation	7.250%		BBB	3,182,838
6,900	Prudential Financial Inc. (CORTS)	6.000%		A	168,015
223,000	Prudential PLC	6.750%		A-	5,742,250
900	Prudential PLC, (3)	6.500%		A-	23,085
305,400	RenaissanceRe Holdings Limited	6.600%		BBB	7,467,030
145,800	RenaissanceRe Holdings Limited, Series B	7.300%		BBB	3,703,320
10,668	RenaissanceRe Holdings Limited, Series C	6.080%		BBB	253,898
24,500	Safeco Capital Trust I (CORTS)	8.750%		Baa2	701,680
6,600	Safeco Capital Trust III (CORTS)	8.072%		Baa2	167,640
3,900	Safeco Capital Trust IV (CORTS)	8.375%		Baa2	107,270
2,600	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%		Baa2	66,508
8,500	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%		Baa2	217,388
711,146	W.R. Berkley Corporation	6.750%		BBB-	18,063,108
572,200	XL Capital Ltd, Series A	8.000%		BBB	14,488,104
607,617	XL Capital Ltd, Series B	7.625%		BBB	15,421,319

	Total Insurance				313,004,344

	IT Services – 0.0%

16,400	Vertex Industries Inc. (PPLUS)	7.625%		A	422,136

	Media – 4.6%

178,000	CBS Corporation	7.250%		BBB	4,480,260
685,300	CBS Corporation	6.750%		BBB	17,153,950
100	Comcast Corporation	7.000%		BBB+	2,588
1,364,614	Comcast Corporation	7.000%		BBB+	35,096,235
908,740	Viacom Inc.	6.850%		BBB	22,832,093
2,600	Walt Disney Company (CORTS)	6.875%		A-	66,274

	Total Media				79,631,400

	Multi-Utilities – 0.2%

119,400	Dominion CNG Capital Trust I	7.800%		Baa2	3,036,342

	Oil, Gas & Consumable Fuels – 1.6%

908,811	Nexen Inc.	7.350%		Baa3	23,301,914
147,400	TransCanada Pipeline	8.250%		A3	3,848,614

	Total Oil, Gas & Consumable Fuels				27,150,528

	Pharmaceuticals – 0.0%

7,600	Bristol-Myers Squibb Company (CORTS)	6.250%		A+	188,480
7,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	189,975

	Total Pharmaceuticals				378,455

	Real Estate – 22.2%

40,000	AMB Property Corporation, Series O	7.000%		Baa2	1,032,000
201,379	AMB Property Corporation, Series P	6.850%		Baa2	5,109,992
95,400	AvalonBay Communities, Inc., Series H	8.700%		BBB	2,593,926
16,400	BRE Properties, Series B	8.080%		BBB-	413,280
105,805	BRE Properties, Series C	6.750%		BBB-	2,660,996
30,335	BRE Properties, Series D	6.750%		BBB-	756,252
40,467	Developers Diversified Realty Corporation	7.500%		BBB-	1,034,741
639,813	Developers Diversified Realty Corporation, Series G	8.000%		BBB-	16,289,639
187,823	Developers Diversified Realty Corporation, Series H	7.375%		BBB-	4,855,225
298,900	Duke Realty Corporation, Series L	6.600%		BBB	7,502,390
1,700	Duke Realty Corporation, Series N	7.250%		BBB	43,934
151,846	Duke-Weeks Realty Corporation	6.950%		BBB	3,841,704
5,600	Duke-Weeks Realty Corporation	6.625%		BBB	140,392
220,650	Duke-Weeks Realty Corporation, Series B	7.990%		BBB	10,984,244
66,850	Equity Residential Properties Trust, Series D	8.600%		BBB	1,678,604
438,500	First Industrial Realty Trust, Inc., Series C	8.625%		BBB-	11,157,633
279,000	First Industrial Realty Trust, Inc., Series J	7.250%		BBB-	7,075,440
1,808,525	HRPT Properties Trust, Series B	8.750%		BBB-	46,406,750
71,980	HRPT Properties Trust, Series C	7.125%		BBB-	1,860,683
175,900	Kimco Realty Corporation, Series F	6.650%		BBB+	4,395,741
199,550	New Plan Excel Realty Trust, Series D	7.800%		BBB-	9,933,858
771,600	New Plan Excel Realty Trust, Series E	7.625%		BBB-	19,305,432
1,300	Prologis Trust, Series F	6.750%		BBB	32,994
95,328	Prologis Trust, Series G	6.750%		BBB	2,418,471
774,970	PS Business Parks, Inc.	7.000%		BBB-	19,498,245
108,300	PS Business Parks, Inc., Series I	6.875%		BBB-	2,691,255
110,700	PS Business Parks, Inc., Series K	7.950%		BBB-	2,936,871
401,000	PS Business Parks, Inc., Series L	7.600%		BBB-	10,265,600
5,500	PS Business Parks, Inc., Series O	7.375%		BBB-	139,906
7,500	Public Storage, Inc.	7.125%		BBB+	190,425
41,400	Public Storage, Inc.	6.750%		BBB+	1,053,113
234,300	Public Storage, Inc., Series C	6.600%		BBB+	5,848,128
38,600	Public Storage, Inc., Series E	6.750%		BBB+	974,650
72,566	Public Storage, Inc., Series F	6.450%		BBB+	1,799,637
10,330	Public Storage, Inc., Series H	6.950%		BBB+	264,448
401,300	Public Storage, Inc., Series I	7.250%		BBB+	10,361,566
381,020	Public Storage, Inc., Series K	7.250%		BBB+	9,966,073
706,070	Public Storage, Inc., Series M	6.625%		BBB+	17,519,362
148,000	Public Storage, Inc., Series V	7.500%		BBB+	3,732,560
129	Public Storage, Inc., Series X	6.450%		BBB+	3,211
67,600	Public Storage, Inc., Series Y	6.850%		BBB+	1,679,441
165,900	Realty Income Corporation	7.375%		BBB-	4,260,312
466,397	Realty Income Corporation, Series E	6.750%		BBB-	11,674,523
325,223	Regency Centers Corporation	7.450%		BBB-	8,215,133
245,800	Regency Centers Corporation	7.250%		BBB-	6,216,282
326,041	Simon Property Group, Inc., Series G	7.890%		BBB+	16,685,148
82,000	United Dominion Realty Trust	8.600%		BBB-	2,077,060
25,600	Vornado Realty Trust, Series F	6.750%		BBB-	644,864
213,940	Vornado Realty Trust, Series G	6.625%		BBB-	5,318,548
122,800	Vornado Realty Trust, Series H	6.750%		BBB-	3,083,508
220,250	Vornado Realty Trust, Series I	6.625%		BBB-	5,504,048
2,488,500	Wachovia Preferred Funding Corporation	7.250%		A2	69,055,871
158,600	Weingarten Realty Trust, Series E	6.950%		BBB+	4,020,510

	Total Real Estate				387,204,619

	Thrifts & Mortgage Finance – 2.9%

974,265	Countrywide Capital Trust IV	6.750%		BBB+	23,635,669
1,063,375	Countrywide Capital Trust V	7.000%		BBB+	26,052,688
17,700	Harris Preferred Capital Corporation, Series A	7.375%		A1	446,925

	Total Thrifts & Mortgage Finance				50,135,282

	Wireless Telecommunication Services – 1.4%

939,840	United States Cellular Corporation	8.750%		A-	24,210,278

	Total $25 Par (or similar) Preferred Securities (cost $1,393,517,580)				1,418,855,449

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.9% (1.3% of Total Investments)

	Capital Markets – 0.6%

$10,000	Mizuho JGB Investment	9.870%	6/30/48	BBB+	$10,528,010

	Commercial Banks – 0.8%

6,000	HT1 Funding, GmbH	6.352%	6/30/57	A1	8,467,881
4,400	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	Aa2	4,739,319

10,400	Total Commercial Banks				13,207,200

	Insurance – 0.5%

10,000	AXA SA, 144A	6.463%	12/14/49	Baa1	9,804,840

$30,400	Total Corporate Bonds (cost $33,709,732)				33,540,050

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 56.2% (38.9% of Total Investments)

	Capital Markets – 7.5%

1,465	Bank of New York Capital I, Series B	7.970%	12/31/26	Aa3	$1,524,738
5,000	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	5,077,165
18,600	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	18,838,917
19,990	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A-	23,859,384
5,050	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	5,282,522
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	20,714,918
20,000	Mellon Capital Trust I, Series A	7.720%	12/01/26	A1	20,789,700
3,600	MUFG Capital Finance 2	4.850%	7/25/56	A2	4,698,928
3,240	State Street Institutional Capital Trust, 144A	7.940%	12/30/26	A1	3,382,035
19,800	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	21,902,146
5,000	Washington Mutual Capital Trust I	8.375%	6/01/27	A3	5,220,515

	Total Capital Markets				131,290,968

	Commercial Banks – 31.8%

19,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	18,916,400
37,250	Abbey National Capital Trust I	8.963%	6/30/50	A+	49,849,885
29,000	AgFirst Farm Credit Bank	8.393%	12/15/16	N/R	32,118,370
7,100	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	7,083,116
6,500	Bank One Capital III	8.750%	9/01/30	Aa3	8,546,246
5,000	BanPonce Trust I, Series A	8.327%	2/01/27	A3	5,213,950
36,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	40,348,296
13,200	BBVA International Perferred SA, Unipersonal WI/DD, 144A	5.919%	10/18/49	A1	13,079,459
6,920	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	6,653,359
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A+	2,079,346
3,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	4,009,686
11,700	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	12,706,586
2,000	Fifth Third Capital Trust IV	6.500%	4/15/37	A1	1,991,946
1,500	First Empire Capital Trust I	8.234%	2/01/27	Baa1	1,563,821
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,581,645
32,010	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	32,383,589
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,700,569
6,250	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	9,117,450
32,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	35,496,224
8,000	KeyCorp Capital III	7.750%	7/15/29	A3	9,457,488
4,000	KeyCorp Capital VII	5.700%	6/15/35	A3	3,711,644
13,500	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	13,518,536
25,000	M&I Capital Trust A	7.650%	12/01/26	A2	25,845,000
14,000	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	15,169,266
2,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	Baa1	2,086,060
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	8,422,480
2,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A1	2,094,696
7,000	PNC Preferred Funding Trust	6.517%	3/15/49	A2	7,222,474
2,000	Popular North American Capital Trust I	6.564%	9/15/34	A3	1,986,814
12,100	RBS Capital Trust B	6.800%	12/31/49	A1	12,148,291
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	8,503,416
500	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	519,866
17,500	Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	19,352,935
22,700	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	23,423,563
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A1	5,003,975
9,000	St. George Funding Company LLC, 144A	8.485%	12/31/47	A3	9,415,764
5,000	Suntrust Capital VIII	6.100%	12/01/66	A1	4,701,395
13,600	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	14,906,430
9,000	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A-	10,104,480
1,500	Union Bank of Norway	7.068%	11/19/49	A2	2,240,621
7,500	Union Planters Capital Trust A	8.200%	12/15/26	A2	7,795,748
24,000	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	26,295,000
38,200	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	Baa1	37,008,084

	Total Commercial Banks				556,373,969

	Diversified Financial Services – 3.0%

1,000	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A+	1,115,910
2,750	BNP Paribas Capital Trust	7.200%	12/31/49	A+	2,758,379
6,800	Fulton Capital Trust I	6.290%	2/01/36	A3	6,661,096
15,300	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	15,997,389
5,000	MM Community Funding Trust I Limited	8.030%	6/15/31	Aaa	5,590,000
19,300	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	20,120,250

	Total Diversified Financial Services				52,243,024

	Diversified Telecommunication Services – 2.0%

30	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	35,515,391

	Insurance – 7.8%

14,280	Ace Capital Trust II	9.700%	4/01/30	Baa1	19,048,535
28,000	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	35,554,064
10,700	AXA-UAP	8.600%	12/15/30	A3	13,681,148
9,600	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	10,035,235
2,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB	1,969,624
11,800	MetLife Inc.	6.400%	12/15/66	BBB+	11,559,103
1,200	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,420,758
12,300	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	12,988,124
8,750	Prudential PLC	6.500%	6/29/49	A	8,782,445
15,600	XL Capital, Limited	6.500%	10/15/57	BBB	15,158,005
6,500	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	6,787,638

	Total Insurance				136,984,679

	Oil, Gas & Consumable Fuels – 0.6%

10,750	KN Capital Trust III	7.630%	4/15/28	Baa3	10,405,065

	Road & Rail – 0.8%

14,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	13,421,117

	Thrifts & Mortgage Finance – 2.7%

1,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	1,023,139
12,811	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BBB+	13,694,306
11,825	Dime Capital Trust I, Series A	9.330%	5/06/27	A3	12,411,887
1,300	MM Community Funding Trust I Limited	9.480%	6/15/31	Baa2	1,487,590
18,100	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	17,794,834

	Total Thrifts & Mortgage Finance				46,411,756

	Total Capital Preferred Securities (cost $980,663,448)				982,645,969

Shares	Description (1)				Value

	Investment Companies – 3.5% (2.4% of Total Investments)

237,084	Blackrock Preferred and Corporate Income Strategies Fund				$5,244,298
780,770	Blackrock Preferred Income Strategies Fund				16,271,247
768,998	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				17,148,655
295,992	Flaherty and Crumrine/Claymore Total Return Fund Inc.				6,615,421
699,018	John Hancock Preferred Income Fund III				16,140,326

	Total Investment Companies (cost $56,070,963)				61,419,947

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 1.6% (1.2% of Total Investments)

$26,755	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $26,765,571, collateralized by $27,020,000 U.S. Treasury Notes, 4.750%, due 2/15/10, value $27,290,200	4.900%	4/02/07		$26,754,646

	Total Short-Term Investments (cost $26,754,646)				26,754,646

	Total Investments (cost $2,490,716,369) – 144.4%				2,523,216,061

	Other Assets Less Liabilities – 1.4%				24,142,195

	Preferred Shares, at Liquidation Value – (45.8)%				(800,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,747,358,256

Interest Rate Swaps outstanding at March 31, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$200,000,000	Receive	1-Month USD-LIBOR	3.375%	Monthly	11/06/07	$2,489,806
Citigroup Inc.	200,000,000	Receive	1-Month USD-LIBOR	3.910	Monthly	11/06/09	4,755,863

							$7,245,669

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
Futures Contracts Outstanding at March 31, 2007:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	March 31, 2007	(Depreciation)

U.S. Treasury Bonds	Long	2,097	6/07	$233,291,250	$(1,534,243)
U.S. 10-Year Treasury Notes	Long	3,593	6/07	388,493,125	(686,312)

					$(2,220,555)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $2,496,326,748.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$65,813,553
Depreciation	(38,924,240)

Net unrealized appreciation (depreciation) of investments	$26,889,313

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.